Debt (Details Narrative) - USD ($)																			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024	Mar. 13, 2024	Feb. 12, 2024	Jan. 12, 2024	Oct. 12, 2023	Sep. 18, 2023	Aug. 21, 2023	Jul. 31, 2023	Jun. 21, 2023	May 16, 2023	May 14, 2023	Apr. 14, 2023	Apr. 11, 2023	Apr. 10, 2023	Mar. 24, 2023	Mar. 17, 2023	Feb. 21, 2023	Sep. 15, 2022	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Oct. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2024	Aug. 05, 2024	Jul. 15, 2024	May 01, 2024	Apr. 15, 2024	Jan. 16, 2024	Oct. 31, 2023	Oct. 05, 2023	Aug. 02, 2023	Jun. 30, 2023	Mar. 20, 2023
Line of Credit Facility [Line Items]
Instrument-specific credit risk income																					$ 2,541,000		$ 146,000	$ 20,000
Short-term debt, unpaid principal balance																			$ 37,000,000				16,623,000	37,000,000
Debt instrument payment								$ 2,740,000						$ 5,505,000
Repayments of short-term debt																							$ 16,811,000
Issue of common stock																			14,892,129	21,984,614			19,378,192	14,892,129
Gross proceeds																							$ 2,000,000
Short-term debt																			$ 37,603,000				17,223,000	37,603,000
Other short term debt due to related party																							1,419,000
Other short-term debt																							2,108,000
Warrants to purchase Class A common stock								892,856
Purchase price of per share								$ 3.50																											$ 8.34
Exercise per share price (in Dollars per share)		$ 8.10												$ 7.50
Cash and cash equivalents																			13,966,000	$ 133,000			227,000	13,966,000
Discount on warrant amount										$ 2,151,000
Short-term debt - related parties																							$ 18,490,000
Daily interest accruing rate				18.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Purchase price of per share																																			$ 83.43
Exercise per share price (in Dollars per share)								$ 7.50
Initial And Second Tranche [Member]
Line of Credit Facility [Line Items]
Percentage of partial liquidating damages on purchase price				1.00%
Daily interest accruing rate				18.00%
Initial And Second Tranche [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of partial liquidating damages on subscription amount				6.00%
Common Class A [Member]
Line of Credit Facility [Line Items]
Issue of common stock																				21,984,614			19,378,192
Warrants to purchase Class A common stock								857,142						923,076						10,905,901			7,070,627
Purchase price of per share								$ 3.50						$ 6.50
Chairman And Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Principal amont					$ 285,000
Short-term debt																							$ 2,108,000
Loan Agreement [Member] | Chairman And Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Maturity date							Aug. 21, 2024
Principal amont							$ 3,000,000
Debt instrument contribution amount							$ 1,000,000
Default rate							15.00%
Gross proceeds							$ 4,500,000
Ceo Promissory Note [Member] | Chairman And Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Pre-paid advance maturity period					12 months
Principal amont					$ 285,000
Interest rate		15.00%			15.00%																	15.00%
Short-term debt																				$ 3,793,000			3,527,000
Other short term debt due to related party																							1,419,000
Other short-term debt																							2,108,000
Bridge Loan [Member]
Line of Credit Facility [Line Items]
Short-term debt				$ 3,908,000						$ 12,967,000
Cash and cash equivalents																				3,000			3,000,000
Fall in cash and cash equivalents				3,000,000																3,000			3,000,000
Discount on warrant amount				$ 2,151,000
Short-term debt - related parties																				29,482,000			12,967,000
Bridge Loan [Member] | Common Class A [Member] | Tranche One Warrant [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock				1,650,000
Term (years)				5 years
Exercise per share price (in Dollars per share)																											$ 2.988			$ 2.4898
Bridge Loan [Member] | Warrant [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Variable interest rate		13.50%
Percentage of changes in cash flow		10.00%
Bridge Loan [Member] | Warrant [Member] | Common Class A [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock				1,350,000
Bridge Loan [Member] | Initial Loan [Member]
Line of Credit Facility [Line Items]
Maturity date										Jun. 14, 2023
Principal amont										$ 6,000,000
Interest rate										12.50%
Discount									$ 678,000	$ 120,000
Interest rate										15.50%
Bridge Loan [Member] | Additional Loan [Member]
Line of Credit Facility [Line Items]
Maturity date				Jul. 16, 2025					Mar. 17, 2025
Principal amont				$ 15,000,000					$ 6,000,000
Interest rate				12.50%					12.50%
Original issue discount				$ 3,750,000
Warrants to purchase Class A common stock									300,000
Purchase price of per share									$ 1.25
Share issued purchase price									$ 375
Term (years)				5 years					5 years
Exercise per share price (in Dollars per share)									$ 8.10
Discount									$ 678,000
Interest rate									15.50%
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Annual interest rate	8.00%
Line of credit increase in interest rate during period in event of default	10.00%
Term (years)	5 years
Exercise per share price (in Dollars per share)	$ 2.85
Subsequent Event [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
Fall in cash and cash equivalents				$ 3,000,000
Subsequent Event [Member] | Bridge Loan [Member] | Common Class A [Member] | Tranche One Warrant [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock				1,650,000
Term (years)				5 years
Exercise per share price (in Dollars per share)																														$ 2.4898
Subsequent Event [Member] | Bridge Loan [Member] | Warrant [Member] | Common Class A [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock				1,350,000
Subsequent Event [Member] | Bridge Loan [Member] | Additional Loan [Member]
Line of Credit Facility [Line Items]
Maturity date				Jul. 16, 2025
Principal amont				$ 15,000,000
Interest rate				12.50%
Original issue discount				$ 3,750,000
Term (years)				5 years
Forbearance Agreement [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock		300,000
Variable interest rate		100.00%
Forbearance Agreement [Member] | Bridge Loan [Member] | Warrant [Member]
Line of Credit Facility [Line Items]
Exercise per share price (in Dollars per share)		$ 5.895
Forbearance Agreement [Member] | Bridge Loan [Member] | Warrant [Member]
Line of Credit Facility [Line Items]
Short-term debt																										$ 13,700,000
Variable interest rate		12.50%
Debt instrument default interest rate																										16.50%
Debt instrument, unamortized discount		$ 1,162,000
Forbearance Agreement [Member] | Subsequent Event [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock		300,000
Exercise per share price (in Dollars per share)		$ 5.895
Variable interest rate		100.00%
Warrant expiration date		Jun. 20, 2028
Yorkville [Member]
Line of Credit Facility [Line Items]
Debt instrument payment									$ 18,724,000
Short-term debt																			37,603,000	$ 3,695,000			17,223,000	37,603,000
Yorkville [Member] | Pre Paid Advance Agreement [Member]
Line of Credit Facility [Line Items]
Maximum advance amount																		$ 40,000,000
Pre-paid advance period																		18 months
Line of credit aggregate limitation amount																		$ 150,000,000
Pre-paid advance issued discount percentage																		2.00%
Annual interest rate			15.00%	15.00%														6.00%
Line of credit increase in interest rate during period in event of default																		15.00%
Issuance of common stock minimum option price per share																		$ 7.50
Maximum percentage of common stock issued																		19.90%
Percentage of beneficial ownership limitation																		4.99%
Minimum number of shares of common stock purchase																		6,000
Minimum required daily volume weighted average price																		$ 7.50
Required monthly payment if daily volume weighted average price is below $0.75 for any five of seven trading days																		$ 6,000,000
Redemption premium percentage if volume weighted average price is less than $0.75																		5.00%
Redemption premium percentage if volume weighted average price more than $0.75																		10.00%
Proceeds from pre-paid advance gross																		$ 40,000,000
Proceeds from pre-paid advance																		$ 39,200,000
Pre-paid advance maturity period																		12 months
Debt conversion, principal amount																			3,000,000				3,889,000
Debt conversion, accrued interest amount																			$ 694,000				$ 400,000
Debt conversion, number of shares issued																			262,797				559,481
Instrument-specific credit risk income																							$ 155
Fair value of debt																			$ 37,603,000				17,223,000	37,603,000
Short-term debt, unpaid principal balance																			$ 37,000,000				16,623,000	$ 37,000,000
Amount of monthly repayment																	$ 6,500,000
Percentage of premium principal amount																	5.00%
Debt instrument payment									5,700,000				$ 5,600,000		$ 1,950,000								18,724,000
Debt instrument payment remaining balance											$ 6,500,000	$ 4,600,000	5,500,000
Business days												two
Debt instrument payment partial payment													$ 900,000
Repayments of short-term debt									$ 16,811,000														16,811,000
Accrued interest																							1,073,000
Debt instrument redemption premium																							$ 840,000
Share price per share																							$ 0.50											$ 0.50
Payment on due																																	$ 6,340,000
Common stock issued pursuant to short-term debt maturity extension, shares						270,730
Common stock issued pursuant to short-term debt maturity extension						$ 712,000
Amount required for payment																																$ 2,000,000
Additional amount required for payment																															$ 500,000
Cash payment			$ 17,348,000	$ 17,348,000
Diem interest payment for each day			$ 7,000	$ 7,000
Issue of common stock				100,000
Yorkville [Member] | Pre Paid Advance Agreement [Member] | Common Class A [Member]
Line of Credit Facility [Line Items]
Issuance price percentage																				20.00%
Yorkville [Member] | Pre Paid Advance Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Issue of common stock				100,000
Yorkville [Member] | Equity Purchase Agreement [Member] | Convertible Promissory Notes [Member]
Line of Credit Facility [Line Items]
Maximum advance amount		$ 2,993,000
Percentage of beneficial ownership limitation		4.99%
Minimum required daily volume weighted average price																									$ 2.7546
Fair value of debt																				$ 3,695,000
Short-term debt, unpaid principal balance																				3,150,000
Issue of Debt		$ 3,150,000
Original issue discount		5.00%
Maturity date		Mar. 13, 2025
Conversion price per share		$ 6.3171
Percentage of conversion on outstanding common stock		19.90%
Debt instrument default interest rate																												18.00%
Amortization of debt discount (Premium)																				157,000
Yorkville [Member] | Equity Purchase Agreement [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member]
Line of Credit Facility [Line Items]
Maximum advance amount		$ 2,990,000
Annual interest rate		8.00%
Line of credit increase in interest rate during period in event of default		18.00%
Percentage of beneficial ownership limitation		4.99%
Minimum required daily volume weighted average price		$ 2.4898
Issue of Debt		$ 3,150,000
Original issue discount		5.00%
Maturity date		Mar. 13, 2025
Conversion price per share		$ 6.3171
Percentage of conversion on outstanding common stock		19.90%
C V Starr Co Inc [Member]
Line of Credit Facility [Line Items]
Exercise per share price (in Dollars per share)		$ 5.895
C V Starr Co Inc [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date																Mar. 17, 2025
Principal amont																$ 5,000,000
Default rate																12.00%
Short-term debt																							$ 5,523,000
Original issue discount																$ 100,000
Debt instrument, interest rate, effective percentage in event of default																15.00%
Cash and cash equivalents																				3,000,000			$ 3,000,000
Debt instrument, covenant compliance description																							During the year ended December 31, 2023, the Company’s cash and cash equivalents fell below the $3,000 minimum liquidity covenant, which per the terms of the loan agreement caused an event of default. Therefore, the Company reclassified the loan as a current liability reflected within short-term debt - related parties on the consolidated balance sheets as of December 31, 2023.
Fall in cash and cash equivalents				$ 3,000,000																			$ 3,000,000
Short-term debt - related parties																				$ 5,640,000			$ 5,523,000
C V Starr Co Inc [Member] | Loan Agreement [Member] | Warrant [Member] | Common Class A [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock																75,000				50,000			50,000
Purchase price of per share																$ 1.25
Share issued purchase price																$ 94
Term (years)																5 years				5 years			5 years
Exercise per share price (in Dollars per share)																$ 7.10				$ 8.10			$ 8.10
C V Starr Co Inc [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Fall in cash and cash equivalents				$ 3,000,000
C V Starr Co Inc [Member] | Forbearance Agreement [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Default rate		13.00%																											16.00%
Warrants to purchase Class A common stock		75,000
Purchase price of per share		$ 7.10
Exercise per share price (in Dollars per share)		$ 5.895
Variable interest rate		100.00%
Warrant expiration date		Mar. 17, 2028
Percentage of changes in cash flow		10.00%
C V Starr Co Inc [Member] | Forbearance Agreement [Member] | Loan Agreement [Member] | Tranche Two Warrant [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock		50,000
Purchase price of per share		$ 8.10
Warrant expiration date		Jun. 20, 2028
C V Starr Co Inc [Member] | Forbearance Agreement [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Default rate		13.00%
Warrants to purchase Class A common stock		75,000
Purchase price of per share		$ 7.10
Exercise per share price (in Dollars per share)		$ 5.895
Variable interest rate		100.00%
Warrant expiration date		Mar. 17, 2028
C V Starr Co Inc [Member] | Forbearance Agreement [Member] | Subsequent Event [Member] | Loan Agreement [Member] | Tranche Two Warrant [Member]
Line of Credit Facility [Line Items]
Warrants to purchase Class A common stock		50,000
Purchase price of per share		$ 8.10
Warrant expiration date		Jun. 20, 2028